Disaggregation of Revenue (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Disaggregation of Revenue [Abstract]
Contract liabilities transfer to revenue	$ 7,782,140	$ 999,851	$ 7,301,563	$ 6,395,769